Operations and Summary of Significant Accounting Policies - Stock Compensation Allocation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	$ 24.6	$ 13.6	$ 8.3
Cost of Goods Sold [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	1.6	0.7	0.1
Selling, General and Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	$ 23.0	$ 12.9	$ 8.2